SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION - Change in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Changes in Accumulated other comprehensive loss (net of tax)
Beginning balance	$ 1,204.0	$ 955.1	$ 1,032.4
Net current-period other comprehensive income (loss), net of tax	(1.5)	333.9	(1.5)
Ending balance	1,484.9	1,204.0	955.1
Foreign Currency Translation
Changes in Accumulated other comprehensive loss (net of tax)
Beginning balance	(245.1)	(247.4)
Other comprehensive income (loss) before reclassifications, net of tax	(3.0)	2.3
Net current-period other comprehensive income (loss), net of tax	(3.0)	2.3
Ending balance	(248.1)	(245.1)	(247.4)
Pension and Other Postretirement Benefits
Changes in Accumulated other comprehensive loss (net of tax)
Beginning balance	(101.8)	(434.3)
Other comprehensive income (loss) before reclassifications, net of tax	6.2	66.4
Reclassifications to net income, net of tax	2.9	266.1
Net current-period other comprehensive income (loss), net of tax	9.1	332.5
Ending balance	(92.7)	(101.8)	(434.3)
Cash Flow Hedges
Changes in Accumulated other comprehensive loss (net of tax)
Beginning balance	(1.2)	(0.3)
Other comprehensive income (loss) before reclassifications, net of tax	(7.5)	0.5
Reclassifications to net income, net of tax	(0.1)	(1.4)
Net current-period other comprehensive income (loss), net of tax	(7.6)	(0.9)
Ending balance	(8.8)	(1.2)	(0.3)
Accumulated other comprehensive loss
Changes in Accumulated other comprehensive loss (net of tax)
Beginning balance	(348.1)	(682.0)	(680.5)
Other comprehensive income (loss) before reclassifications, net of tax	(4.3)	69.2
Reclassifications to net income, net of tax	2.8	264.7
Net current-period other comprehensive income (loss), net of tax	(1.5)	333.9	(1.5)
Ending balance	$ (349.6)	$ (348.1)	$ (682.0)